Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of transactions
	Year ended December 31,
	2021	2020	2019

Revenues- Related Parties	$888	--	--
Severance payment to former Company CEO (2)	--	$234	--

Schedule of balances
	December 31,
	2021	2020

Deferred revenues (1)	--	$632

Other current assets (2)	$87	--

Severance expenses to former Company CEO (3)	--	$234

(1)	See Notes 6C and 6D above.

(2)	See Note 6D above.

(3)	In December 2020, the Company’s former CEO was terminated. According to his employment agreement, the Company paid severance compensation in the amount of $234 in January 2021